SEGMENTED INFORMATION - Schedule of Long-Lived Assets by Country (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 77,501	$ 69,451
Canada
Segment Reporting Information [Line Items]
Property, plant and equipment, net	26,354	26,434
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	40,580	35,640
Mexico
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 10,567	$ 7,377